As filed with the Securities and Exchange Commission on

March 5, 2012.

                                              File Nos. 033-31326

                                                        811-05878

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre- Effective Amendment No. _____

Post-Effective Amendment No.  41                    (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.    42                                (X)

FRANKLIN VALUE INVESTORS TRUST

 (Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

    (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(i)

[ ]  on March 1, 2010 pursuant to paragraph (a)(i)

[ ]  75 days after filing pursuant to paragraph (a)(ii)

[ ]  on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[ ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 2nd day of March, 2012.

FRANKLIN VALUE INVESTORS   TRUST

(Registrant)

By:/s/ Steven J. Gray

    Steven J. Gray

    Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

William J. Lippman*               Trustee and Chief

William J. Lippman                Executive Officer-

                                  Investment Management

                                  Dated: March 2, 2012

Laura F. Fergerson*               Chief Executive Officer-

Laura F. Fergerson                Finance and Administration

                                  Dated: March 2, 2012

Matthew T. Hinkle*                Chief Financial Officer and

Matthew T. Hinkle                 Chief Accounting Officer

                                  Dated: March 2, 2012

Frank T. Crohn*                   Trustee

Frank T. Crohn                    Dated: March 2, 2012

Burton J. Greenwald*              Trustee

Burton J. Greenwald               Dated: March 2, 2012

David W. Niemiec*                 Trustee

David W. Niemiec                  Dated: March 2, 2012

Charles Rubens, II*               Trustee

Charles Rubens, II                Dated: March 2, 2012

Robert E. Wade*                   Trustee

Robert E. Wade                    Dated: March 2, 2012

Gregory H. Williams*              Trustee

Gregory H. Williams               Dated: March 2, 2012

*By /s/ Steven J. Gray

    Steven J. Gray, Attorney-in-Fact

    (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase